Cover Page	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Entity File Number	000-56241
Entity Registrant Name	Cresco Labs Inc.
Entity Tax Identification Number	98-1505364
Entity Address, Address Line One	400 W Erie St Suite 110
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60654
Entity Address, Country	US
City Area Code	312
Local Phone Number	929-0993
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction	false
Entity Central Index Key	0001832928
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Incorporation, State or Country Code	Z4
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	400 W Erie St Suite 110
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60654
City Area Code	312
Local Phone Number	929-0993
Contact Personnel Name	Cresco Labs Inc.
Special Subordinate Voting Shares (SSVS)
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	158,940,757
Subordinate Voting Shares (SVS)
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	320,757,119
Proportionate Voting Shares (PVS)
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	94,748
MVS
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	500,000